LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
LINE OF CREDIT [Abstract]
LINE OF CREDIT

NOTE 3 - BANK LINE OF CREDIT

On September 28, 2012 the Company renewed its bank line of credit for $900,000. The financial covenants remain the same as reported in the December 31, 2012 financial statements. Interest expense charged to operations in the 3 months ended March 31, 2013 was $8,896.

NOTE 4 - LINE OF CREDIT

The Company has a line of credit from PNC Bank in the amount of $900,000 which bears interest of LIBOR (London Interbank Offered Rate) plus 3.75%. The line was renewed in September 2012 at the rate of LIBOR plus 3.00% for a term of 1 year expiring September 30, 2013. As of December 31, 2012 and December 31, 2011 the Company had drawn down $839,591 and $839,591, respectively and was not in violation of any of its financial covenants. In May of 2012, the Company went into default on the Line, but obtained a waiver until the line was renewed in September of 2012. The line of credit is secured by the assets of the Company and guaranteed by the the CEO and Chairman of the Company. A financial covenant requires that the Company does not have a "Debt Service Coverage Ratio" of less than 1.25 measured annually at fiscal year end. "Debt Service Coverage Ratio is defined by the lender as: (Net Income + Depreciation Expense + Amortization Expense + Rent Expense + Other Non-Cash Items)/(Prior Year Current Portion of Long Term Debt + Interest Expense). If the financial covenant is not met, the lender has the right to call the loan and/or not renew the line of credit. The Company is currently in compliance with this financial covenant. Additionally, there is a cross default provision, whereby a default on either the line of credit, mortgage or equipment note payable would enable the bank to call any or all of the three loans. The bank has required that the company subordinate $1,200,000 of the loan outstanding to the Chairman, Angelo DeRosa until September 30, 2013.

For the year ended December 31, 2012, the Company had accrued and paid $27,277 of interest on the line of credit.